02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-03 | Fidelity® Intermediate Treasury Bond Index Fund
Fund Summary Fund/Class: Fidelity® Intermediate Treasury Bond Index Fund/Investor, Premium
Investment Objective
The fund seeks a high level of current income.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Fidelity® Intermediate Treasury Bond Index Fund}	02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-03 Fidelity® Intermediate Treasury Bond Index Fund USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-03 - Fidelity® Intermediate Treasury Bond Index Fund
	Fidelity Intermediate Treasury Bond Index Fund-Investor Class	Fidelity Intermediate Treasury Bond Index Fund-Premium Class
Management fee	0.05%	0.05%
Distribution and/or Service (12b-1) fees	none	none
Other expenses	0.14%	0.04%
Total annual operating expenses	0.19%	0.09%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-03 - Fidelity® Intermediate Treasury Bond Index Fund - USD ($)
	Fidelity Intermediate Treasury Bond Index Fund-Investor Class	Fidelity Intermediate Treasury Bond Index Fund-Premium Class
1 year	$ 19	$ 9
3 years	61	29
5 years	107	51
10 years	$ 243	$ 115

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index.
  Normally maintaining a dollar-weighted average maturity between three and 10 years.
  Using statistical sampling techniques based on duration, maturity, interest rate sensitivity, security structure, and credit quality to attempt to replicate the returns of the Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index using a smaller number of securities.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from its index.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund’s index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund’s performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for more recent performance information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	10.65%	December 31, 2008
Lowest Quarter Return	-4.81%	December 31, 2016
Year-to-Date Return	0.99%	March 31, 2017

Average Annual Returns

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2016

Average Annual Total Returns{- Fidelity® Intermediate Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Investor, Premium Combo PRO-03 - Fidelity® Intermediate Treasury Bond Index Fund
	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Treasury Bond Index Fund-Investor Class | Return Before Taxes	0.87%	1.39%	4.79%
Fidelity Intermediate Treasury Bond Index Fund-Investor Class | After Taxes on Distributions	(0.20%)	0.36%	3.52%
Fidelity Intermediate Treasury Bond Index Fund-Investor Class | After Taxes on Distributions and Sales	0.75%	0.77%	3.40%
Fidelity Intermediate Treasury Bond Index Fund-Premium Class | Return Before Taxes	0.96%	1.49%	4.89%
Bloomberg Barclays U.S. 5-10 Year Treasury Bond Index(reflects no deduction for fees, expenses, or taxes)	1.18%	1.61%	5.03%